ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 15 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2021, and 2020, accrued expenses and other current liabilities consist of:

	As of December 31,
	2021	2020
Accrued expenses	$390,138	$233,842
North West Parks Board	1,177,050	1,049,515
Other taxation payable	33,314	104,368
VAT	48,493	28,271
Derivative liability	250,000	250,000
Sundry payables	165,307	144,226
Total	$2,064,302	$1,810,222

The North West Parks Board accrual represents the amounts owed related to the Company’s Tau Game Lodge land lease.

NOTE 15 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2020 and 2019, accrued expenses and other current liabilities consist of:

	As of December 31,
	2020	2019
Accrued expenses	$233,842	$275,258
North West Parks Board	1,049,515	986,516
Other taxation payable	104,368	135,381
VAT	28,271	33,938
Derivative liability	250,000	—
Sundry payables	144,226	11,497
Total	$1,810,222	$1,442,590

The North West Parks Board accrual represents the amounts owed related to the Company’s Tau Game Lodge land lease. The Derivative liability is explained at Note 17 — Loans Payable.